Note 9 - Share-based Payments	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]

Note 9. Share-Based Payments

Warrant Program

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or prior vested upon the closing of our initial public offering in February 2021 (“IPO”). The warrants granted in 2020 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2020 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted until 2019 expire on December 31, 2036. Warrants granted in 2022, 2021 and 2020 expire on December 31, 2031. Warrants granted in 2025, and 2024 expire on December 31, 2031. For the years ended December 31, 2025, and 2024 the number of warrants outstanding as a percentage of outstanding ordinary shares was 1.6%, and 4.3%, respectively.

During 2025, the Company granted 3,872,407 warrants to its employees, members of its Board of Directors, and Executive Management team, of which 2,625,000 were granted to Chief Executive Officer, 125,000 were granted to Chief AI Officer, and 125,000 were granted to Chief Scientific Officer. All warrants granted vest over a period of 36 months.

The fair value of the warrants granted during 2025 at grant date amounted to $0.3 million.

During 2024, the Company granted 538,460 warrants to its employees, members of its Board of Directors, and Executive Management team, of which 16,668 were granted to its Chief Executive Officer, 25,000 were granted to its Chief AI Officer, 50,000 were granted to its Chief Scientific Officer, and 50,000 were granted to its Chief Finance Officer. All warrants granted vest over a period of 36 months.

The fair value of the warrants granted during 2024 at grant date amounted to $0.2 million.

The following schedule specifies the granted warrants:

		Weighted	Weighted Average
		Average	Remaining
	Number of	Exercise	Contractual Life
	warrants	Price/Share	(years)
Warrants granted as at December 31, 2023 (1)	2,738,473	USD 1.41	10
Warrants granted	538,460	USD 0.40
Warrants exercised	—
Warrants forfeited	(232,139)	USD 1.72
Warrants cancelled	—	—
Warrants granted as at December 31, 2024 (1)	3,044,794	USD 1.19	9
Warrants granted during 2025	3,872,407	USD 0.10
Warrants exercised	—	—
Warrants forfeited	(183,152)	USD 0.90
Warrants cancelled	—	—
Warrants granted as at December 31, 2025 (1)	6,734,049	USD 0.17 (2)	7
Warrants exercisable as at December 31, 2023 (1)	2,007,123
Warrants exercisable as at December 31, 2024 (1)	2,493,050
Warrants exercisable as at December 31, 2025 (1)	3,500,721

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(1)	The number of warrants excludes Investor Warrants and EIB Warrants referred to in Note 6.

(2)	Based on exchange rate USD/DKK as of December 31, 2025.

The following table details amounts of share-based compensation expenses related to the warrant program included in the consolidated statements of comprehensive loss:

	Years Ended December 31,
	2025	2024	2023
	(USD in thousands)
Research and development expenses	$167	$101	$377
General and administrative expenses	140	76	102
Total	$307	$177	$479

Determination of fair value of warrants

Warrants are granted based on the average share price 30 days prior to the date of grant, and fair value comprises a time value which is significantly affected by the expected life and expected volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The expected volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.

The following assumptions have been applied for the warrants issued during the years ended December 31, 2025, and 2024, and 2023:

	Years Ended December 31,
	2025	2024	2023
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	4.34%	4.71%	4.27%
Expected volatility	85%	85%	85%
Share price	$0.06	$0.42	$0.70

The following schedule specifies the outstanding warrants as of December 31, 2025:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Granted prior to 2023		2,184,917
Grant (January 2023)	9.17	7,479	USD 1.94	6
Grant (September 2023)	4.27	100,000	USD 1.02	6
Grant (December 2023)	3.61	269,605	USD 0.75	6
Grant (May 2024)	2.23	440,332	USD 0.40	6
Grant (February 2025)	2.09	1,231,716	USD 0.50	6
Grant (November 2025)	0.50	2,500,000	USD 0.74	6

Granted at December 31, 2025		6,734,049
Warrants exercisable at December 31, 2025		3,500,721

The following schedule specifies the outstanding warrants as of December 31, 2024:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Granted prior to 2023		2,186,778
Grant (January 2023)	9.17	10,000	USD 1.94	7
Grant (September 2023)	4.27	100,000	USD 1.02	7
Grant (December 2023)	3.61	275,969	USD 0.75	7
Grant (May 2024)	2.23	472,047	USD 0.40	7
Granted at December 31, 2024		3,044,794
Warrants exercisable at December 31, 2024		2,493,050

The Board of Directors and Executive Management holding of share awards for the years ended December 31, 2023, 2024, and 2025 is shown below:

	December 31, 2022	Warrants held when becoming or leaving as a member of management	Granted	Exercised	Forfeited	December 31, 2023	Warrants held when becoming or leaving as a member of management	Granted	Exercised	Forfeited	December 31, 2024	Warrants held when becoming or leaving as a member of management	Granted	Exercised	Forfeited	December 31, 2025
Steven Projan	51,631	—	—	—	—	51,631	—	—	—	—	51,631	—	—	—	—	51,631
Roberto Prego	43,747	—	5,000	—	—	48,747	—	20,000	—	—	68,747	—	25,000	—	—	93,747
Marianne Søgaard	113,487	—	75,000	—	—	188,487	—	40,000	—	—	228,487	—	125,000	—	—	353,487
Lars Holtug	9,583	—	5,000	—	—	14,583	—	20,000	—	—	34,583	—	25,000	—	—	59,583
Niels Iversen Møller (5)	3,750	—	8,125	—	—	11,875	—	20,000	—	—	31,875	—	12,500	—	—	44,375
Lars Aage Staal Wegner (1)	—	—	—	—	—	—	608,188	—	—	—	608,188	—	17,708	—	—	625,896
Board of Directors in total	222,198	—	93,125	—	—	315,323	608,188	100,000	—	—	1,023,511	608,188	205,208	—	—	1,228,719
Lars Aage Staal Wegner	808,188	—	—	(200,000)	—	608,188	(608,188)	—	—	—	—	—	—	—	—	—
Helen Tayton Martin (2)							—	—	—	—	—	—	2,500,000	—	—	2,500,000
Birgitte Rønø	99,376	—	12,500	—	—	111,876	—	50,000	—	—	161,876	—	125,000	—	—	286,876
Erik Heegaard (6)	122,564	—	—	—	—	122,564	—	—	—	(23,424)	99,140	—	—	—	—	99,140
Andreas Holm Mattsson	35,000	—	6,250	—	—	41,250	—	25,000	—	—	66,250	—	125,000	—	—	191,250
Bo Karmark (7)	61,667	—	—	—	—	61,667	—	—	—	(30,185)	31,482	—	—	—	—	31,482
Jesper Nyegaard Nissen (4)	45,883	—	12,500	—	—	58,333	—	50,000	—	(62,267)	46,066	—	—	—	—	46,066
Per Norlén (8)	53,125	—	—	—	(37,150)	15,975	—	—	—	—	15,975	—	—	—	—	15,975
Christian Kanstrup (3)	—	—	169,167	—	—	169,167	—	16,668	—	—	185,835	—	125,000	—	—	310,835
Executive Management in total	1,225,803	0	200,417	(200,000)	(37,150)	1,189,020	(608,188)	141,668	—	(115,876)	606,624	—	2,875,000	—	—	3,481,624

(1)	Mr. Wegner joined the Board of Directors as of April 16, 2024.

(2)	Dr. Tayton-Martin was appointed CEO of Evaxion A/S as of November 24, 2025.

(3)	Mr. Kanstrup stepped down as CEO and member of the Executive Management team as of June 30, 2025.

(4)	Mr. Nissen resigned as Chief Operating Officer effective October 30, 2024.

(5)	Mr. Iversen Møller stepped down from the Board of Directors effective June 30, 2024.

(6)	Mr. Heegaard resigned from Chief Medical Officer of the company effective March 2024.

(7)	Mr. Karmark resigned as the Chief Financial Officer of the Company effective March 1, 2024.

(8)	Mr. Norlén resigned as the Chief Executive Officer effective September 1, 2023.